Basis of preparation of the consolidated financial statements (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Gross profit	$ 538,071	$ 298,876	$ 640,054
Operating expenses
Selling, general and administrative	(127,328)	(126,599)	(145,170)
Mineral exploration and project evaluation	(67,976)	(99,612)	(98,801)
Total operating expenses	(261,685)	(451,438)	(279,157)
Operating (loss) income	276,386	(152,562)	360,897
Net financial results
Financial income	24,028	25,793	25,018
Financial expenses	(243,695)	(209,891)	(169,778)
Total net financial results	369,460	167,058	134,811
Loss before income tax	(71,851)	(296,084)	227,971
Income tax benefit (expense)	115,556	(4,274)	150,983
Net (loss) income for the year	(187,407)	(291,810)	76,988
Attributable to NEXA's shareholders	(205,030)	(291,968)	49,695
Attributable to non-controlling interests	17,623	158	27,293
Net (loss) income for the year	$ (187,407)	$ (291,810)	$ 76,988
Weighted average number of outstanding shares, basic	132,439	132,439	132,439
Weighted average number of outstanding shares, diluted	132,439	132,439	132,439
Basic earnings (losses) per share	$ (1.55)	$ (2.20)	$ 0.38
Diluted earnings (losses) per share	$ (1.55)	$ (2.20)	$ 0.38
Previously stated [member]
IfrsStatementLineItems [Line Items]
Cost of sales		$ (2,276,757)	$ (2,395,180)
Gross profit		296,476	638,810
Operating expenses
Selling, general and administrative		(126,948)	(145,543)
Mineral exploration and project evaluation		(99,666)	(98,862)
Total operating expenses		(451,841)	(279,591)
Operating (loss) income		(155,365)	359,219
Net financial results
Financial income		25,503	25,018
Financial expenses		(204,184)	(168,694)
Total net financial results		(161,641)	(133,727)
Loss before income tax		(293,470)	227,377
Income tax benefit (expense)		4,274	(150,983)
Net (loss) income for the year		(289,196)	76,394
Attributable to NEXA's shareholders		(289,354)	49,101
Attributable to non-controlling interests		158	27,293
Net (loss) income for the year		$ (289,196)	$ 76,394
Weighted average number of outstanding shares, basic		132,439	132,439
Weighted average number of outstanding shares, diluted		132,439	132,439
Basic earnings (losses) per share		$ (2.18)	$ 0.37
Diluted earnings (losses) per share		$ (2.18)	$ 0.37
Adjustments [Member]
IfrsStatementLineItems [Line Items]
Cost of sales		$ 2,400	$ 1,244
Gross profit		2,400	1,244
Operating expenses
Selling, general and administrative		349	373
Mineral exploration and project evaluation		54	61
Total operating expenses		403	434
Operating (loss) income		2,803	1,678
Net financial results
Financial income		290
Financial expenses		(5,707)	(1,084)
Total net financial results		(5,417)	(1,084)
Loss before income tax		(2,614)	594
Income tax benefit (expense)
Net (loss) income for the year		(2,614)	594
Attributable to NEXA's shareholders		(2,614)	594
Attributable to non-controlling interests
Net (loss) income for the year		$ (2,614)	$ 594
Weighted average number of outstanding shares, basic
Basic earnings (losses) per share		$ (0.02)	$ 0.01
Diluted earnings (losses) per share		$ (0.02)	$ 0.01
Revised [Member]
IfrsStatementLineItems [Line Items]
Cost of sales		$ (2,274,357)	$ (2,393,936)
Gross profit		298,876	640,054
Operating expenses
Selling, general and administrative		(126,599)	(145,170)
Mineral exploration and project evaluation		(99,612)	(98,801)
Total operating expenses		(451,438)	(279,157)
Operating (loss) income		(152,562)	360,897
Net financial results
Financial income		25,793	25,018
Financial expenses		(209,891)	(169,778)
Total net financial results		(167,058)	(134,811)
Loss before income tax		(296,084)	227,971
Income tax benefit (expense)		4,274	(150,983)
Net (loss) income for the year		(291,810)	76,988
Attributable to NEXA's shareholders		(291,968)	49,695
Attributable to non-controlling interests		158	27,293
Net (loss) income for the year		$ (291,810)	$ 76,988
Weighted average number of outstanding shares, basic		132,439	132,439
Weighted average number of outstanding shares, diluted		132,439	132,439
Basic earnings (losses) per share		$ (2.20)	$ 0.38
Diluted earnings (losses) per share		$ (2.20)	$ 0.38